SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

Hillsdale Investment Management Inc. no longer serves as a sub-adviser to the Small Cap Fund. As such, references to Hillsdale Investment Management Inc.'s management of the Small Cap Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Small Cap Value Fund

Cardinal Capital Management, L.L.C. no longer serves as a sub-adviser to the Small Cap Value Fund. As such, all references to Cardinal Capital Management, L.L.C. are hereby deleted from the Prospectus.

Additionally, Leeward Investments, LLC is added as a sub-adviser to the Small Cap Value Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Leeward Investments, LLC	R. Todd Vingers, CFA	Since 2024	President, Portfolio Manager
	Jay C. Willadsen, CFA	Since 2024	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward Investments, LLC: Leeward Investments, LLC (Leeward), located at 10 Winthrop Square, Suite 500, Boston MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets managed by Leeward is managed by R. Todd Vingers, CFA, President and Portfolio Manager, and Jay C. Willadsen, CFA, Portfolio Manager. Mr. Vingers is the President of Leeward and also serves as the Head of the Investment Team and as a Portfolio Manager. Prior to joining Leeward, he spent 20 years at LMCG Investments, LLC, where he established the Value team in 2002 and served as a Managing Director. Mr. Vingers has over 30 years of investment experience. Mr. Willadsen is a Portfolio Manager at Leeward. Prior to joining Leeward, he spent 19 years at LMCG Investments, LLC, most recently as a Portfolio Manager. Mr. Willadsen has over 25 years of investment experience.

Change in Portfolio Management of the Small Cap Growth Fund

Arrowmark Colorado Holdings, LLC no longer serves as a sub-adviser to the Small Cap Growth Fund. As such, all references to Arrowmark Colorado Holdings, LLC are hereby deleted from the Prospectus.

Additionally, Polen Capital Management, LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Polen Capital Management, LLC	Rayna Lesser Hannaway	Since 2024	Head of Team, Portfolio Manager & Analyst
	Whitney Young Crawford	Since 2024	Portfolio Manager & Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Polen Capital Management, LLC: Polen Capital Management, LLC (Polen Capital), located at 1825 NW Corporate Blvd. Suite 300, Boca Raton, FL 33431, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Polen Capital. Rayna Lesser Hannaway, Head of Team, Portfolio Manager & Analyst joined Polen Capital in 2017. She joined as a Research Analyst and was promoted to Portfolio Manager & Analyst in 2018 and named Head of Team, Portfolio Manager & Analyst in 2022. Whitney Young Crawford, Portfolio Manager & Analyst joined Polen Capital in 2019. Ms. Crawford joined as a Research Analyst and was promoted to Analyst & Director of Research in

2021 and promoted to Portfolio Manager & Analyst in 2023. Prior to joining Polen Capital in 2019, she was a Senior Analyst at Manulife Asset Management in Boston, where she worked for four years.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, L.L.C. and Rice Hall James & Associates, LLC no longer serve as sub-advisers to the Tax-Managed Small/Mid Cap Fund. As such, all references to Cardinal Capital Management, L.L.C. and Rice Hall James & Associates, LLC are hereby deleted from the Prospectus.

Additionally, Geneva Capital Management LLC is added as a sub-adviser to the Tax-Managed Small/Mid Cap Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Geneva Capital Management LLC	W. Scott Priebe	Since 2024	Managing Principal and Portfolio Manager
	Jose Munoz	Since 2024	Managing Principal and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Geneva Capital Management LLC: Geneva Capital Management LLC (Geneva), located at 411 E. Wisconsin Ave. Suite 2320, Milwaukee, WI 53202, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Geneva. William S. ("Scott") Priebe is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2004 and was promoted to Portfolio Manager in 2006. Mr. Priebe is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Priebe received a BA from DePauw University and an MBA in Economics & Finance from the University of Chicago. Jose Munoz, CFA, is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2011 and was promoted to Portfolio Manager in 2017. Mr. Munoz is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Munoz received a BA from Marquette University and an MBA from the University of Chicago. He is a CFA Charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1509 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class I Shares Prospectus, dated January 31, 2024, as amended May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

Hillsdale Investment Management Inc. no longer serves as a sub-adviser to the Small Cap Fund. As such, references to Hillsdale Investment Management Inc.'s management of the Small Cap Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Small Cap Value Fund

Cardinal Capital Management, L.L.C. no longer serves as a sub-adviser to the Small Cap Value Fund. As such, all references to Cardinal Capital Management, L.L.C. are hereby deleted from the Prospectus.

Additionally, Leeward Investments, LLC is added as a sub-adviser to the Small Cap Value Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Leeward Investments, LLC	R. Todd Vingers, CFA	Since 2024	President, Portfolio Manager
	Jay C. Willadsen, CFA	Since 2024	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward Investments, LLC: Leeward Investments, LLC (Leeward), located at 10 Winthrop Square, Suite 500, Boston MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets managed by Leeward is managed by R. Todd Vingers, CFA, President and Portfolio Manager, and Jay C. Willadsen, CFA, Portfolio Manager. Mr. Vingers is the President of Leeward and also serves as the Head of the Investment Team and as a Portfolio Manager. Prior to joining Leeward, he spent 20 years at LMCG Investments, LLC, where he established the Value team in 2002 and served as a Managing Director. Mr. Vingers has over 30 years of investment experience. Mr. Willadsen is a Portfolio Manager at Leeward. Prior to joining Leeward, he spent 19 years at LMCG Investments, LLC, most recently as a Portfolio Manager. Mr. Willadsen has over 25 years of investment experience.

Change in Portfolio Management of the Small Cap Growth Fund

Arrowmark Colorado Holdings, LLC no longer serves as a sub-adviser to the Small Cap Growth Fund. As such, all references to Arrowmark Colorado Holdings, LLC are hereby deleted from the Prospectus.

Additionally, Polen Capital Management, LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Polen Capital Management, LLC	Rayna Lesser Hannaway	Since 2024	Head of Team, Portfolio Manager & Analyst
	Whitney Young Crawford	Since 2024	Portfolio Manager & Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Polen Capital Management, LLC: Polen Capital Management, LLC (Polen Capital), located at 1825 NW Corporate Blvd. Suite 300, Boca Raton, FL 33431, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Polen Capital. Rayna Lesser Hannaway, Head of Team, Portfolio Manager & Analyst joined Polen Capital in 2017. She joined as a Research Analyst and was promoted to Portfolio Manager & Analyst in 2018 and named Head of Team, Portfolio Manager & Analyst in 2022. Whitney Young Crawford, Portfolio Manager & Analyst joined Polen Capital in 2019. Ms. Crawford joined as a Research Analyst and was promoted to Analyst & Director of Research in

2021 and promoted to Portfolio Manager & Analyst in 2023. Prior to joining Polen Capital in 2019, she was a Senior Analyst at Manulife Asset Management in Boston, where she worked for four years.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1510 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended April 5, 2024 and May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

Hillsdale Investment Management Inc. no longer serves as a sub-adviser to the Small Cap Fund. As such, references to Hillsdale Investment Management Inc.'s management of the Small Cap Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Small Cap Value Fund

Cardinal Capital Management, L.L.C. no longer serves as a sub-adviser to the Small Cap Value Fund. As such, all references to Cardinal Capital Management, L.L.C. are hereby deleted from the Prospectus.

Additionally, Leeward Investments, LLC is added as a sub-adviser to the Small Cap Value Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Leeward Investments, LLC	R. Todd Vingers, CFA	Since 2024	President, Portfolio Manager
	Jay C. Willadsen, CFA	Since 2024	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward Investments, LLC: Leeward Investments, LLC (Leeward), located at 10 Winthrop Square, Suite 500, Boston MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets managed by Leeward is managed by R. Todd Vingers, CFA, President and Portfolio Manager, and Jay C. Willadsen, CFA, Portfolio Manager. Mr. Vingers is the President of Leeward and also serves as the Head of the Investment Team and as a Portfolio Manager. Prior to joining Leeward, he spent 20 years at LMCG Investments, LLC, where he established the Value team in 2002 and served as a Managing Director. Mr. Vingers has over 30 years of investment experience. Mr. Willadsen is a Portfolio Manager at Leeward. Prior to joining Leeward, he spent 19 years at LMCG Investments, LLC, most recently as a Portfolio Manager. Mr. Willadsen has over 25 years of investment experience.

Change in Portfolio Management of the Small Cap Growth Fund

Arrowmark Colorado Holdings, LLC no longer serves as a sub-adviser to the Small Cap Growth Fund. As such, all references to Arrowmark Colorado Holdings, LLC are hereby deleted from the Prospectus.

Additionally, Polen Capital Management, LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Polen Capital Management, LLC	Rayna Lesser Hannaway	Since 2024	Head of Team, Portfolio Manager & Analyst
	Whitney Young Crawford	Since 2024	Portfolio Manager & Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Polen Capital Management, LLC: Polen Capital Management, LLC (Polen Capital), located at 1825 NW Corporate Blvd. Suite 300, Boca Raton, FL 33431, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Polen Capital. Rayna Lesser Hannaway, Head of Team, Portfolio Manager & Analyst joined Polen Capital in 2017. She joined as a Research Analyst and was promoted to Portfolio Manager & Analyst in 2018 and named Head of Team, Portfolio Manager & Analyst in 2022. Whitney Young Crawford, Portfolio Manager & Analyst joined Polen Capital in 2019. Ms. Crawford joined as a Research Analyst and was promoted to Analyst & Director of Research in

2021 and promoted to Portfolio Manager & Analyst in 2023. Prior to joining Polen Capital in 2019, she was a Senior Analyst at Manulife Asset Management in Boston, where she worked for four years.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, L.L.C. and Rice Hall James & Associates, LLC no longer serve as sub-advisers to the Tax-Managed Small/Mid Cap Fund. As such, all references to Cardinal Capital Management, L.L.C. and Rice Hall James & Associates, LLC are hereby deleted from the Prospectus.

Additionally, Geneva Capital Management LLC is added as a sub-adviser to the Tax-Managed Small/Mid Cap Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Geneva Capital Management LLC	W. Scott Priebe	Since 2024	Managing Principal and Portfolio Manager
	Jose Munoz	Since 2024	Managing Principal and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Geneva Capital Management LLC: Geneva Capital Management LLC (Geneva), located at 411 E. Wisconsin Ave. Suite 2320, Milwaukee, WI 53202, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Geneva. William S. ("Scott") Priebe is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2004 and was promoted to Portfolio Manager in 2006. Mr. Priebe is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Priebe received a BA from DePauw University and an MBA in Economics & Finance from the University of Chicago. Jose Munoz, CFA, is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2011 and was promoted to Portfolio Manager in 2017. Mr. Munoz is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Munoz received a BA from Marquette University and an MBA from the University of Chicago. He is a CFA Charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1511 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Statement of Additional Information ("SAI") dated January 31, 2024, as amended April 16, 2024 and May 1, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Hillsdale Investment Management Inc. no longer serves as a sub-adviser to the Small Cap Fund. As such, references to Hillsdale Investment Management Inc.'s management of the Small Cap Fund are hereby deleted from the SAI.

Additionally, Cardinal Capital Management, L.L.C. no longer serves as a sub-adviser to the Small Cap Value and Tax-Managed Small/Mid Cap Funds. Arrowmark Colorado Holdings, LLC no longer serves as a sub-adviser to the Small Cap Growth Fund. Rice Hall James & Associates, LLC no longer serves as a sub-adviser to the Tax-Managed Small/Mid Cap Fund. As such, all references to Cardinal Capital Management, L.L.C., Arrowmark Colorado Holdings, LLC and Rice Hall James & Associates, LLC are hereby deleted from the SAI.

Additionally, Leeward Investments, LLC is added as a sub-adviser to the Small Cap Value Fund, Polen Capital Management, LLC is added as a sub-adviser to the Small Cap Growth Fund and Geneva Capital Management LLC is added as a sub-adviser to the Tax-Managed Small/Mid Cap Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Geneva Capital Management LLC" and "Polen Capital Management, LLC" are added in the appropriate alphabetical order thereof.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Leeward Investments, LLC," the paragraph thereunder is hereby deleted and replaced with the following:

Leeward Investments, LLC ("Leeward") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Mid-Cap Funds. Leeward is a manager-managed limited liability company that is 100% employee-owned.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

GENEVA CAPITAL MANAGEMENT LLC—Geneva Capital Management LLC ("Geneva") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. Geneva has furnished investment advisory services to clients since January 1987. As of March 31, 2024, Geneva managed approximately $6.2 billion of client assets on a discretionary basis.

POLEN CAPITAL MANAGEMENT, LLC—Polen Capital Management, LLC ("Polen Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Polen Capital is a global investment management firm advising approximately $69.60 billion in assets (as of March 31, 2024). The firm focuses its efforts on delivering sustainable high value-added investment outcomes to a wide range of institutional and individual clients around the world. Polen Capital has four autonomous investment teams across Boca Raton, Boston, Waltham, London, and Hong Kong that manage the firm's eighteen investment strategies.

In addition, under the same section, under the heading titled "Portfolio Management", under the sub-heading titled "Leeward," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Leeward a fee based on the assets under management of the Small Cap, Small Cap Value and Mid-Cap Funds as set forth in an investment sub-advisory agreement between Leeward and SIMC. Leeward pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Value and Mid-Cap Funds. The following information relates to the period ended March 31, 2024.

Portfolio managers and other investment team members at Leeward are compensated through a combination of base salary, incentive bonus and equity ownership. Leeward's base salaries are competitive within the industry. Leeward's incentive bonus plan for these investment personnel is a revenue-share model based on strategy performance relative to a peer group universe of institutional managers. Incentive bonuses are not calculated on specific client or specific fund assets. Investment team members are also equity owners at Leeward, which further aligns investment team incentives with client success.

Ownership of Fund Shares. As of March 31, 2024, Leeward's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value and Mid-Cap Funds

Other Accounts. As of March 31, 2024, in addition to the Small Cap, Small Cap Value and Mid-Cap Funds, Leeward's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	5	$1,280.9	19	$682.1	31	$915.3
Jay C. Willadsen, CFA	5	$1,280.9	19	$682.1	31	$915.3

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Leeward's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Small Cap, Small Cap Value and Mid-Cap Funds and may also have a performance-based fee. The side-by-side management of these funds and other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Leeward has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by Leeward personnel for their own accounts potentially could conflict with the interest of clients. Leeward has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Geneva

Compensation. SIMC pays Geneva a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund as set forth in an investment sub-advisory agreement between Geneva and SIMC. Geneva pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to Geneva. The following information relates to the period ended March 31, 2024. Geneva investment professionals receive a competitive market based salary and discretionary bonus. The size of the bonus pool is a function of firm revenues. Bonuses at the individual level will be based on a number of factors including analyst productivity, performance of coverage universe and a discretionary component. This discretionary component is meant to encourage teamwork and collaboration and reward individuals who make a positive long-term impact on the business. In addition to bonus and salary most members of the investment team are shareholders of the firm and receive profit distributions based on their ownership stake in the company. Additionally, Geneva continually evaluates ways to incent investment professionals who make a positive long term impact. This may include an opportunity to purchase equity in the Firm, which is offered on an invitation only basis. Geneva believes this compensation plan encourages investment professionals to focus on the long term success of the business.

Ownership of Fund Shares. As of March 31, 2024, Geneva's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund.

Other Accounts. As of March 31, 2024, in addition to the Tax-Managed Small/Mid Cap Fund, Geneva's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
W. Scott Priebe	5	$2,171.7	2	$102.5	238	$3,898.7
Jose Munoz	5	$2,171.7	2	$102.5	211	$3,794.1

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Tax-Managed Small/Mid Cap Fund which may have different investment guidelines and objectives. In addition to the Tax-Managed Small/Mid Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Geneva's management of the Tax-Managed Small/Mid Cap Fund and other accounts, which, in theory, may allow Geneva to allocate investment opportunities in a way that favors other accounts over the Tax-Managed Small/Mid Cap Fund. This conflict of interest may be exacerbated to the extent that Geneva or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Tax-Managed Small/Mid Cap Fund. Geneva (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Tax-Managed Small/Mid Cap Fund. To the extent a particular investment is suitable for both the Tax-Managed Small/Mid Cap Fund and the other accounts, such investments will be allocated between the Tax-Managed Small/Mid Cap Fund and the other accounts in a manner that Geneva determines is fair and equitable under the circumstances to all clients, including the Tax-Managed Small/Mid Cap Fund.

To address and manage these potential conflicts of interest, Geneva has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Polen Capital

Compensation. SIMC pays Polen Capital a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Polen Capital and SIMC. Polen Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended March 31, 2024.

An employee's salary and target bonus are not directly tied to investment performance. Additional compensation through revenue sharing/equity based is tied to the success of the investment franchise which aligns Polen Capital's investment teams' interests with its clients' interest.

Polen Capital uses a balanced scorecard which takes into consideration all relevant factors of an employee's performance and contribution to the company.

Balanced Scorecard

Each employee is evaluated on the following three criteria:

1.  Culture—does the employee represent the core values of the firm and does the employee lead by example with regard to autonomy, integrity and purpose?

2.  Core Skills—does the employee's skill set meet, exceed or fall below the requirements of the job and is the employee training to continuously improve toward mastery of a particular skill?

3.  Client—the client comes first—is the employee adding value toward achieving the firm's mission and is the employee adding value to client interactions?

These are reviewed mid-year and at year-end. Polen Capital's online performance management software also allows for real-time feedback.

Ownership of Fund Shares. As of March 31, 2024, Polen Capital's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of March 31, 2024, in addition to the Small Cap Growth Fund, Polen Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rayna Lesser Hannaway	5	$247.51	4		$36.39	147	$168.8
	0	$0	1	*	$14.99	0	$0
Whitney Young Crawford	3	$213.22	2		$21.37	146	$168.1

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Small Cap Growth Fund which may have different investment guidelines and objectives. In addition to the Small Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Polen Capital's management of the Small Cap Growth Fund and other accounts, which, in theory, may allow Polen Capital to allocate investment opportunities in a way that favors other accounts over the Small Cap Growth Fund. This conflict of interest may be exacerbated to the extent that Polen Capital or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Small Cap Growth Fund. Polen Capital (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small Cap Growth Fund. To the extent a particular investment is suitable for both the Small Cap Growth Fund and the other accounts, such investments will be allocated between the Small Cap Growth Fund and the other accounts in a manner that Polen Capital determines is fair and equitable under the circumstances to all clients, including the Small Cap Growth Fund.

To address and manage these potential conflicts of interest, Polen Capital has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1512 (05/24)